OFF-BALANCE SHEET ARRANGEMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Off-balance Sheet Arrangements
OFF-BALANCE SHEET ARRANGEMENTS	NOTE 8. OFF-BALANCE SHEET ARRANGEMENTS We have no off-balance sheet arrangements affecting our liquidity, capital resources, market risk support, credit risk support, or other benefits.	NOTE 8. OFF-BALANCE SHEET ARRANGEMENTS We have no off-balance sheet arrangements that would affect our liquidity, capital resources, market risk support, credit risk support, or other benefits.